Fair value measurement	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Fair value measurement
Note 3. Fair value measurement
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
202 6	Financial assets
Jan. 31	Cash and deposits with banks	$47,767	$–	$–	$–	$47,767	$47,767	$–
	Securities	59,676	133,891	–	92,363	285,930	286,026	96
	Cash collateral on securities borrowed	23,809	–	–	–	23,809	23,809	–
	Securities purchased under resale agreements	72,204	13,734	–	–	85,938	85,938	–
	Loans
	Residential mortgages	287,056	4	–	–	287,060	287,433	373
	Personal	46,465	–	–	–	46,465	46,526	61
	Credit card	20,200	–	–	–	20,200	20,207	7
	Business and government	238,088	611	67	–	238,766	238,837	71
	Derivative instruments	–	38,213	–	–	38,213	38,213	–
	Other assets	28,081	697	–	–	28,778	28,778	–
	Financial liabilities
	Deposits
	Personal	$238,098	$–	$20,780	$–	$258,878	$259,180	$302
	Business and government	442,340	–	24,050	–	466,390	467,289	899
	Bank	27,579	–	–	–	27,579	27,579	–
	Secured borrowings	62,159	–	885	–	63,044	63,297	253
	Derivative instruments	–	41,723	–	–	41,723	41,723	–
	Obligations related to securities sold short	–	20,811	–	–	20,811	20,811	–
	Cash collateral on securities lent	8,668	–	–	–	8,668	8,668	–
	Obligations related to securities sold under repurchase agreements	126,013	–	12,662	–	138,675	138,675	–
	Other liabilities	21,230	281	8	–	21,519	21,519	–
	Subordinated indebtedness	7,793	–	–	–	7,793	8,065	272
2025	Financial assets
Oct. 31	Cash and deposits with banks	$44,003	$–	$–	$–	$44,003	$44,003	$–
	Securities	65,471	128,859	–	88,905	283,235	283,173	(62)
	Cash collateral on securities borrowed	21,697	–	–	–	21,697	21,697	–
	Securities purchased under resale agreements	69,044	17,651	–	–	86,695	86,695	–
	Loans
	Residential mortgages	286,456	3	–	–	286,459	287,328	869
	Personal	46,710	–	–	–	46,710	46,774	64
	Credit card	20,639	–	–	–	20,639	20,651	12
	Business and government	235,136	485	75	–	235,696	235,802	106
	Derivative instruments	–	38,352	–	–	38,352	38,352	–
	Other assets	25,069	674	–	–	25,743	25,743	–
	Financial liabilities
	Deposits
	Personal	$238,211	$–	$19,928	$–	$258,139	$258,629	$490
	Business and government	434,003	–	23,281	–	457,284	458,321	1,037
	Bank	26,723	–	–	–	26,723	26,723	–
	Secured borrowings	65,151	–	827	–	65,978	66,210	232
	Derivative instruments	–	41,411	–	–	41,411	41,411	–
	Obligations related to securities sold short	–	24,244	–	–	24,244	24,244	–
	Cash collateral on securities lent	6,031	–	–	–	6,031	6,031	–
	Obligations related to securities sold under repurchase agreements	121,907	–	8,135	–	130,042	130,042	–
	Other liabilities	22,357	220	8	–	22,585	22,585	–
	Subordinated indebtedness	7,819	–	–	–	7,819	8,091	272
The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2026 Jan. 31	2025 Oct. 31	2026 Jan. 31	2025 Oct. 31	2026 Jan. 31	2025 Oct. 31	2026 Jan. 31	2025 Oct. 31
Financial assets
Debt securities measured at FVTPL
Government issued or guaranteed	$5,590	$6,222	$34,748	$34,635	$–	$–	$40,338	$40,857
Corporate and other debt	–	–	4,024	4,537	100	103	4,124	4,640
Mortgage- and asset-backed	–	–	7,153	7,193	319	392	7,472	7,585
	5,590	6,222	45,925	46,365	419	495	51,934	53,082
Loans measured at FVTPL
Business and government	–	–	611	485	67 (1)	75 (1)	678	560
Residential mortgages	–	–	4	3	–	–	4	3
	–	–	615	488	67	75	682	563
Debt securities measured at FVOCI
Government issued or guaranteed	7,855	9,206	67,394	63,917	–	–	75,249	73,123
Corporate and other debt	–	–	10,414	10,106	–	–	10,414	10,106
Mortgage- and asset-backed	–	–	5,675	4,656	–	–	5,675	4,656
	7,855	9,206	83,483	78,679	–	–	91,338	87,885
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	80,837	74,686	1,055	1,048	1,090	1,063	82,982	76,797
Securities purchased under resale agreements measured at FVTPL	–	–	13,734	17,651	–	–	13,734	17,651
Other assets	–	–	697	674	–	–	697	674
Derivative instruments
Interest rate	1	2	5,189	6,027	16	79	5,206	6,108
Foreign exchange	–	–	15,816	16,845	–	–	15,816	16,845
Credit	–	–	3	41	33	36	36	77
Equity	4,627	5,761	5,581	5,729	24	51	10,232	11,541
Precious metal and other commodity	60	55	6,863	3,726	–	–	6,923	3,781
	4,688	5,818	33,452	32,368	73	166	38,213	38,352
Total financial assets	$98,970	$95,932	$178,961	$177,273	$1,649	$1,799	$279,580	$275,004
Financial liabilities
Deposits and other liabilities (2)	$–	$–	$(45,471)	$(43,788)	$(533)	$(476)	$(46,004)	$(44,264)
Obligations related to securities sold short	(6,413)	(6,150)	(14,398)	(18,094)	–	–	(20,811)	(24,244)
Obligations related to securities sold under repurchase agreements	–	–	(12,662)	(8,135)	–	–	(12,662)	(8,135)
Derivative instruments
Interest rate	(2)	(3)	(5,994)	(6,215)	(1,167)	(1,055)	(7,163)	(7,273)
Foreign exchange	–	–	(15,038)	(14,977)	(12)	(18)	(15,050)	(14,995)
Credit	–	–	(5)	(45)	(38)	(41)	(43)	(86)
Equity	(4,668)	(5,212)	(7,560)	(9,213)	(5)	(29)	(12,233)	(14,454)
Precious metal and other commodity	(41)	(48)	(7,193)	(4,555)	–	–	(7,234)	(4,603)
	(4,711)	(5,263)	(35,790)	(35,005)	(1,222)	(1,143)	(41,723)	(41,411)
Total financial liabilities	$(11,124)	$(11,413)	$(108,321)	$(105,022)	$(1,755)	$(1,619)	$(121,200)	$(118,054)

(1)	Includes loans designated at FVTPL.
(2)
Comprises deposits designated at FVTPL of $45,292 million (October 31, 2025: $43,723 million), net bifurcated embedded derivative liabilities of $
423

million (October 31, 2025: $313 million), other liabilities designated at FVTPL of $8 million (October 31, 2025: $8 million), and other financial liabilities measured at fair value of $281 million (October 31, 2025: $220 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. Significant transfers made during the quarter ended January 31, 2026, included $1,625 million of securities measured at FVTPL or FVOCI from Level 1 to Level 2 and $468 million from Level 2 to Level 1, and $221 million of securities sold short from Level 1 to Level 2 and $197 million from Level 2 to Level 1, due to changes in observability in the inputs used to value these securities (for the quarter ended October 31, 2025, $2,101 million of securities measured at FVTPL or
 FVOCI were transferred from Level 1 to Level 2
and $556
million from Level 2 to Level 1, and $1,489 million of securities sold short from Level 1 to Level 2 and $162 million from Level 2 to Level 1). In addition, transfers between Level 2 and Level 3 were made during the quarters ended January 31, 2026 and October 31, 2025, primarily due to changes in the assessment of the observability of certain correlation, market volatility and probability inputs that were used in measuring the fair value of our FVO liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized	Unrealized (2)	Net unrealized gains (losses) included in OCI (3)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jan. 31, 2026
Debt securities measured at FVTPL
Corporate and other debt	$103	$–	$–	$(3)	$–	$–	$–	$–	$100
Mortgage- and asset-backed	392	–	–	–	–	–	12	(85)	319
Loans measured at FVTPL
Business and government	75	–	1	(2)	–	–	–	(7)	67
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	1,063	4	1	(2)	–	–	60	(36)	1,090
Derivative instruments
Interest rate	79	–	(13)	–	–	(50)	–	–	16
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	36	–	(3)	–	–	–	–	–	33
Equity	51	–	2	–	8	(37)	–	–	24
Total assets	$1,799	$4	$(12)	$(7)	$8	$(87)	$72	$(128)	$1,649
Deposits and other liabilities (4)	$(476)	$(3)	$(33)	$–	$–	$–	$(72)	$51	$(533)
Derivative instruments
Interest rate	(1,055)	–	(147)	–	–	15	–	20	(1,167)
Foreign exchange	(18)	–	(12)	–	–	18	–	–	(12)
Credit	(41)	–	3	–	–	–	–	–	(38)
Equity	(29)	–	1	–	–	28	(5)	–	(5)
Total liabilities	$(1,619)	$(3)	$(188)	$–	$–	$61	$(77)	$71	$(1,755)
Oct. 31, 2025
Debt securities measured at FVTPL
Corporate and other debt	$101	$–	$–	$2	$–	$–	$–	$–	$103
Mortgage- and asset-backed	505	–	–	–	–	–	–	(113)	392
Loans measured at FVTPL
Business and government	256	–	1	1	–	–	–	(183)	75
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	1,021	(1)	12	4	–	–	34	(7)	1,063
Derivative instruments
Interest rate	47	–	36	–	–	(4)	–	–	79
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	34	–	2	–	–	–	–	–	36
Equity	19	–	3	–	22	(4)	11	–	51
Total assets	$1,983	$(1)	$54	$7	$22	$(8)	$45	$(303)	$1,799
Deposits and other liabilities (4)	$(377)	$14	$(72)	$–	$(1)	$(3)	$(63)	$26	$(476)
Derivative instruments
Interest rate	(1,135)	–	23	–	–	39	–	18	(1,055)
Foreign exchange	–	–	(18)	–	–	–	–	–	(18)
Credit	(39)	–	(2)	–	–	–	–	–	(41)
Equity	(7)	–	1	–	–	–	(23)	–	(29)
Total liabilities	$(1,558)	$14	$(68)	$–	$(1)	$36	$(86)	$44	$(1,619)
Jan. 31, 2025
Debt securities measured at FVTPL
Corporate and other debt	$–	$–	$(10)	$–	$–	$–	$90	$–	$80
Mortgage- and asset-backed	70	–	(1)	–	–	–	22	(19)	72
Loans measured at FVTPL
Business and government	105	–	1	4	–	–	–	(10)	100
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	640	(2)	20	9	–	–	304	(9)	962
Derivative instruments
Interest rate	51	–	(23)	–	–	(5)	–	–	23
Foreign exchange	–	–	12	–	–	–	–	–	12
Credit	44	–	5	–	–	–	–	–	49
Equity	6	–	–	–	–	–	–	–	6
Total assets	$916	$(2)	$4	$13	$–	$(5)	$416	$(38)	$1,304
Deposits and other liabilities (4)	$(416)	$5	$(23)	$–	$(3)	$2	$(1)	$57	$(379)
Derivative instruments
Interest rate	(1,028)	–	(310)	–	–	33	–	21	(1,284)
Foreign exchange	(4)	–	4	–	–	–	–	–	–
Credit	(50)	–	(4)	–	–	–	–	–	(54)
Equity	(1)	–	–	–	–	–	–	–	(1)
Total liabilities	$(1,499)	$5	$(333)	$–	$(3)	$35	$(1)	$78	$(1,718)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(3)	Foreign exchange translation on debt securities and loans measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(4)
Includes deposits designated at FVTPL of $249 million (October 31, 2025: $263 million; January 31, 2025: $210 million), net bifurcated embedded derivative liabilities of $276 million (October 31, 2025: $205 million; January 31, 2025: $166 million) and other liabilities designated at FVTPL of $8 million (October 31, 2025: $8 million; January 31, 2025: $3 million).

Financial instruments designated at FVTPL (FVO)
A net gain of $40 million, net of hedges for the t
hr
ee months ended January 31, 2026 (a net loss of $6 million and a net gain of $32 million for the three months ended October 31, 2025 and January 31, 2025, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized for FVO assets and FVO liabilities.
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.